Taxation - Disclosure of movement in net deferred tax liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability, beginning of period	$ 3,025	$ 5,349
Exchange adjustments	(63)	57
Charge (credit) for the year in the income statement	138	(1,868)	$ (806)
Charge (credit) for the year in other comprehensive income	(33)	(807)
Charge (credit) for the year in equity	(33)	167
Acquisitions and disposals	283	127
Net deferred tax liability, end of period	$ 3,317	$ 3,025	$ 5,349